Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Summary of components of the federal and state income tax expense

(dollars in thousands)	2019	2018
Federal:
Current	$3,287	2,413
Deferred	(489)	(288)
	2,798	2,125
State:
Current	249	207
Deferred	(14)	(5)
	235	202
Totals	$3,033	2,327

Schedule of reconciliation of the statutory income tax

(dollars in thousands)	2019		2018
Federal income tax at statutory rate	$2,838	21.0%	2,203	21.0%
State tax expense, net of federal benefit	186	1.4	160	1.5
Tax exempt interest	(65)	(0.5)	(92)	(0.9)
Bank owned life insurance	(61)	(0.5)	(63)	(0.6)
Incentive stock options	66	0.5	52	0.5
Other	69	0.5	67	0.6
Effective income tax rate	$3,033	22.4%	2,327	22.1%

Summary of net deferred tax assets

(dollars in thousands)	2019	2018
Deferred tax assets:
Allowance for loan and lease losses	$2,111	1,802
Litigation reserve	220	—
Intangibles	58	74
Accrued incentive compensation	176	—
Accrued retirement	432	380
Unrealized loss on available for sale securities	2	118
Deferred rent	142	155
Mortgage repurchase reserve	16	15
Other	78	169
Total deferred tax asset	3,235	2,713
Deferred tax liabilities:
Property and equipment	(388)	(524)
Loan servicing rights	(183)	—
Mortgage pipeline fair-value adjustment	(77)	(80)
Hedge instrument fair-value adjustment	(41)	(16)
Prepaid expenses	(152)	(131)
Deferred loan costs	(279)	(234)
Total deferred tax liability	(1,120)	(985)
Net deferred tax asset	$2,115	1,728